DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Derivative [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales	Cost of sales	Cost of sales	Cost of sales
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	$ 2,338	$ 9,145	$ (4,044)	$ 34,343
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	8,388	10,731	(4,829)	45,103
Cost of Sales
Derivative [Line Items]
Realized net gains (losses):	(2,840)		(4,843)
Unrealized net gains (losses):	201	1,269	1,464	5,357
Other Income, net
Derivative [Line Items]
Realized net gains (losses):	490		468
Unrealized net gains (losses):	(616)	(1)	(100)
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	3,142	4,273	145	11,027
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Foreign currency forward contracts: | Cost of Sales
Derivative [Line Items]
Realized net gains (losses):		1,123		1,876
Foreign currency forward contracts: | Cost of Sales | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):		5,373		6,564
Foreign currency forward contracts: | Cost of Sales | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):		803		3,329
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):	(3,124)		(5,039)
Unrealized net gains (losses):	0	0	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):	745		922
Unrealized net gains (losses):	342	(802)	(186)	400
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized net gains (losses):	0		0
Unrealized net gains (losses):	0	0	0	4,957
Foreign currency forward contracts: | Other Income, net
Derivative [Line Items]
Realized net gains (losses):		0		0
Foreign currency forward contracts: | Other Income, net | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):		0		0
Foreign currency forward contracts: | Other Income, net | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):		0		0
Foreign currency forward contracts: | Other Income, net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized net gains (losses):	0		0
Unrealized net gains (losses):	0	0	0	0
Foreign currency forward contracts: | Other Income, net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized net gains (losses):	0		0
Unrealized net gains (losses):	(6)	0	0	0
Foreign currency forward contracts: | Other Income, net | Fair value hedges
Derivative [Line Items]
Realized net gains (losses):	490		468
Unrealized net gains (losses):	(610)	(1)	(100)	(1)
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Realized net gains (losses):	(461)	7,299	(726)	11,769
Unrealized net gains (losses):	(141)	2,071	1,650	0
Bunker fuel hedges | Other Income, net
Derivative [Line Items]
Realized net gains (losses):	0	0	0	0
Unrealized net gains (losses):	0	0	0	0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	5,246	6,458	(4,974)	34,076
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized net gains (losses):	0	0	0	0
Interest rate swap contracts: | Other Income, net
Derivative [Line Items]
Unrealized net gains (losses):	$ 0	$ 0	$ 0	$ 0